SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Stock Option Activity [Table Text Block]
				Weighted
		Weighted		average
		average	Weighted	remaining
	Number of	exercise price	average fair	contractual life
	options	($Cdn)	value ($Cdn)	(in years)
Closing Balance, December 31, 2015	266,250	3.04	1.36	3.10
Forfeited	(97,500)	5.04	2.16
Closing Balance, September 30, 2016	168,750	1.84	0.88	2.46
Expired	(12,500)	9.92	5.60
Closing Balance, December 31, 2016	156,250	1.20	0.48	2.64
Closing Balance, December 31, 2017	156,250	1.20	0.48	1.39

Schedule of Derivative Financial Instruments Activity [Table Text Block]
				Fair Value at
	Number of	Fair value on	Loss on	December 31,
Issue date	warrants	issuance	derivatives	2017
November 13, 2017	5,000,000	$334,109	$33,973	$368,082